Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	MARCH 31, 2014	DECEMBER 31, 2013
Accrued compensation	$1,300	$2,040
Accrued severance	125	100
Accrued expenses	1,462	1,570
Accrued warranty costs	135	60
Accrued inventory costs	18	610

	$3,040	$4,380

Accrued liabilities consist of the following (in thousands):

	DECEMBER 31
	2013	2012
Accrued compensation	$2,040	$1,342
Accrued severance	100	—
Accrued expenses	1,630	1,295
Accrued inventory costs	610	—
Accrued product rebates	—	386

	$4,380	$3,023

Schedule of Changes in Accrued Warranty Costs

Changes in the Company’s accrued warranty costs during the period are as follows (in thousands):

Balance at December 31, 2013	$60
Warranties issued during the period	88
Settlements made during the period	(13)

Balance at March 31, 2014	$135